Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2020
Postemployment Benefits [Abstract]
Activity under the incentive and non-qualified stock option plans
The following is a summary of the activity under the Company’s incentive and non-qualified stock option plans for the year ended December 31, 2018:

	Year Ended December 31, 2018
	Shares	Weighted Avg. Exercise Price
Balance, Beginning of Period	4,500	$22.91
Options Exercised	450	22.91
Options Forfeited	4,050	22.91
Balance, End of Period	—	$—